Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

---------------------------------------------

OFFICERS AND DIRECTORS

Enrique R. Arzac                Leland Crabbe
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER,
William W. Priest, Jr.          VICE PRESIDENT AND SECRETARY
DIRECTOR                        Maxine C. Evertz
Richard J. Lindquist            ASSISTANT SECRETARY
PRESIDENT AND CHIEF INVESTMENT  Robert M. Rizza
OFFICER                         VICE PRESIDENT AND TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

---------------------------------------------------------------------------

                                 ANNUAL REPORT
                               December 31, 2001

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
FOURTH QUARTER REPORT - 12/31/01

----------
Dear Shareholders:                                              January 18, 2002

We are writing to report on the Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended December 31, 2001 and to discuss our investment strategy.

    On December 31, 2001, the Fund's net asset value ("NAV") was $4.74, compared to an NAV of $4.78 at September 30, 2001. The Fund's total return for the period (based on NAV and assuming reinvestment of dividends of $0.18 per share) was thus 2.5%. For 2001 as a whole, the Fund returned -6.0%.

    At December 31, 2001, $170.3 million of the Fund's assets was invested in high yield debt securities; $34.4 million in emerging-market debt securities; $14.3 million in investment-grade debt securities; $7.2 million in equity securities; and the balance of $3.5 million in cash equivalents. Of the debt securities, the largest concentration (67.2%) was invested in issues rated B through BBB.

THE MARKET: HIGH YIELD UP, EMERGING MARKETS FLAT

    The tone and direction of activity in U.S. high yield securities and emerging debt markets differed significantly in the fourth quarter. As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI)*, the broad U.S. high yield market gained 6.6%. By contrast, aggregate emerging debt markets (in the form of J.P. Morgan's Emerging Markets Bond Index Global**, known as EMBI Global) returned just -0.04%.

    HIGH YIELD. The high yield market enjoyed a solid rebound after enduring one of its worst monthly performances on record in September following the September 11 terrorist attacks on the U.S.

    As the quarter began, market participants were still feeling their way back to pre-attack normalcy in the wake of shrunken trading volumes, widened bid-asked spreads and non-existent new issuance. Bond prices started to rise in earnest around mid-October, though, and kept going strong through late November. Market conditions dramatically reversed course as volumes rose, spreads narrowed, new issuance resumed and investors poured fresh cash into mutual funds.

    The turnaround was fueled by a variety of factors that persuaded buyers to step up to the plate. Perhaps the most significant of these was a generalized sense that the values of financial assets, notably stocks, had plunged to levels that were considered to be irrationally low. The ensuing arrival of bargain-hunters quickly gained momentum and turned into a full-fledged rally. Investors additionally drew encouragement from the Federal Reserve's aggressive reduction of short-term interest rates, new data suggesting that the U.S. economy's slowdown may have touched bottom, and the favorable progress made by the anti-terrorist campaign in Afghanistan.

    Overall high yield prices were virtually unchanged in December. It appeared that most market participants chose either to realize profits made in October and November or, instead, stay on the sidelines in anticipation that the environment would continue to improve.

    EMERGING MARKETS. After selling heavily in the wake of September 11, investors in emerging-market debt (EMD) refocused their attention on Argentina. The Argentina story--a downward spiral of political, macroeconomic and financial deterioration that threatened to send the government into default and sharply devalue the nation's currency--briefly seemed to improve by mid-October, only to unravel thereafter. The good news for EMD investors amidst such gloom and doom was that most other markets generated positive returns.

PERFORMANCE: DRAGGED DOWN BY EMD

    The Fund's performance during the quarter was lower than that of broad high yield market indices like SSBHYMI and higher than that of emerging markets indices like EMBI Global. We attribute this to differing degrees of relative performance within the Fund's high yield and EMD portions.

    In high yield, our return was in line with SSBHYMI. Industry sector allocations compared to the market were most effective in gaming, broadcasting, leisure, food processing and telecommunications. We overweighted all of them, and they all outperformed SSBHYMI. Security selection was particularly strong in gaming and broadcasting. On the negative side, our overweight allocation to cable television and our underweights in chemicals and technology proved least beneficial.

    More generally, our high yield performance also gained from the strength of lower-rated securities during the quarter. Bonds rated B and CCC, for example, meaningfully outperformed BB-rated paper, and did so for the first time in several quarters. Our own emphasis on single-B and B+ issues thus paid off.

    EMD results were much less favorable and reduced the Fund's overall performance by approximately four percentage points. As in the third quarter, this was primarily due to our overweight exposure to Argentina, whose difficulties we cited earlier. Positive contributions within our EMD allocation included our ongoing overweight in Russia (whose EMBI Global component rose 19.1%), as well as our holdings in Ukraine, Turkey and Bulgaria.

OUTLOOK: APPROPRIATELY CAUTIOUS

    HIGH YIELD. We are cautiously optimistic about the prospects for the high yield market. While we are hopeful that a stimulative blend of monetary and fiscal policies will help lead the U.S. economy into recovery by the middle of the year, we also acknowledge the risk that the timing and degree of recovery may not meet consensus expectations.

    Given this outlook, our positioning of the Fund's high yield portion is appropriately defensive. Compared to broad market indices, we are thus overweighting the cable/media, gaming and energy industry sectors; and underweighting telecommunications, finance, utilities and airlines.

    EMERGING MARKETS. Our near-term view on EMD remains one of caution. To be sure, there are reasons for optimism as we enter 2002, notably investors' healthy appetite for new issues and the fact that Argentina's long-feared default has finally occurred. Nonetheless, we believe caution is most appropriate both because valuations are still high enough to leave them vulnerable to future bad news, and the prospects for a global macroeconomic recovery are not yet sufficiently solid.

    Compared to broad EMD indices, our largest country overweights are in Russia, Ukraine and Bulgaria. Regional allocations consist of overweights in Eastern/Central Europe and Asia, and an underweight in Latin America.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management, LLC at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER***

    *The Salomon Smith Barney High-Yield Market Index is a broad-based, unmanaged index of high yield securities. Investors cannot invest directly in an index.

    **The J.P. Morgan Emerging Markets Bond Index Global is a comprehensive index of emerging market debt securities. Launched in August 1999, it tracks the total returns of U.S. dollar-denominated debt instruments for 27 emerging market countries. Investors cannot invest directly in an index.

    ***Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 12/31/01)
-----------------------------------------------------------------------------------

 1.  Russian Federation Unsubordinated 5.00%, 3/31/30............               1.5%
 2.  Univision Network Holding L.P. Sub. Notes 7.00%, 12/17/02...               1.4%
 3.  Ministry Finance of Russia Series VI, Debentures 3.00%,
       5/14/06...................................................               1.1%
 4.  Federal Republic of Brazil Unsubordinated 11.00%, 8/17/40...               1.1%
 5.  Federal Republic of Brazil Bonds
       8.00%, 4/15/14............................................               1.0%
 6.  Coinstar, Inc. Sr. Discount Notes 13.00%, 10/1/06...........               0.9%
 7.  Ukraine Government Sr. Notes
       11.00%, 3/15/07...........................................               0.9%
 8.  Malaysia Global Bonds 7.50%, 7/15/11........................               0.8%
 9.  Metromedia International Group, Inc. Series B, Sr. Discount
       Notes
       10.50%, 9/30/07...........................................               0.8%
10.  Nextel Communications, Inc. Sr. Discount Notes 0.00%,
       2/15/08...................................................               0.8%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 12/31/01)
------------------------------------------------------------------------------

AAA/Aaa.....................................................               0.1%
A/A.........................................................               0.6
BBB/Baa.....................................................               5.5
BB/Ba.......................................................              12.0
B/B.........................................................              49.7
CCC/Caa.....................................................              17.3
CC/Ca.......................................................               2.5
C/C.........................................................               0.4
NR..........................................................               7.3
                                                              ----------------
  Subtotal..................................................              95.4
Equities & Other............................................               4.6
                                                              ----------------
  Total.....................................................             100.0%
                                                              ================

PORTFOLIO OF INVESTMENTS

---------

DECEMBER 31, 2001

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
DOMESTIC SECURITIES (81.0%)
---------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (77.9%)
---------------------------------------------------------------------------------------
-----------------
AEROSPACE (0.4%)
         (1)  Condor Systems, Inc.
               Series B,
               Gtd.
               11.875%, 5/1/09                        Ca   $        650   $     68,250
              Decrane Aircraft Holdings
               Series B, Gtd.
               12.00%, 9/30/08                      Caa1            800        752,000
              Sequa Corp.
               Sr. Notes
               9.00%, 8/1/09                         Ba3            250        237,500
                                                                          ------------
              GROUP TOTAL                                                    1,057,750
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
AIRLINES (0.3%)
      (2)(3)  American Airlines, Inc.
               Pass thru Certs
               7.80%, 4/1/08                         Ba1            800        774,240
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (1.3%)
         (1)  Aetna Industries, Inc.
               Sr. Notes
               11.875%, 10/1/06                       B3            750        116,250
              Collins & Aikman
               Products Corp.
               Gtd.
               11.50%, 4/15/06                        B2          1,250      1,225,000
              Delco Remy
               International, Inc.
               Gtd. Sr. Sub. Notes
               10.625%, 8/1/06                        B2            750        744,375
         (1)  Hayes Lemmerz
               International, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.25%, 12/15/08                         C          1,000         50,000
         (1)  Hayes Wheels
               International, Inc.
               Series B,
               Gtd. Sr. Notes
               9.125%, 7/15/07                         C            500         25,000
              Holley Performance Products
               Series B, Gtd.
               12.25%, 9/15/07                      Caa2            750        363,750
              Oxford Automotive, Inc.
               Gtd. Sr. Sub. Notes
               10.125%, 6/15/07                        C          1,625        219,375
              Stanadyne Automotive
               Series B, Gtd.
               Sr. Sub. Notes
               10.25%, 12/15/07                     Caa1            400        322,500
                                                                          ------------
              GROUP TOTAL                                                    3,066,250
                                                                          ------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
BANKING (0.3%)
      (2)(3)  Hanvit Bank
               Sub. Notes
               11.75%, 3/1/10                        Ba2   $        280   $    307,997
              Sovereign Bancorp, Inc.
               Sr. Notes
               10.50%, 11/15/06                      Ba3            500        540,000
                                                                          ------------
              GROUP TOTAL                                                      847,997
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BROADBAND (2.4%)
              COLT Telecom Group plc
               Yankee Units
               12.00%, 12/15/06                      N/R            400        320,000
         (4)  Call-Net Enterprises, Inc.
               Sr. Discount Notes
               0.00%, 5/15/09                         Ca            500        117,500
         (4)  DTI Holdings, Inc.
               Sr. Discount Notes
               0.00%, 3/1/08                         N/R          1,075         25,530
              GT Group Telecom, Inc.
               Yankee Sr. Discount Notes
               13.25%, 2/1/10                       Caa1          1,100        148,500
              Global Crossing
               Holding Ltd.:
               Gtd.
               8.70%, 8/1/07                          Ca            250         23,750
               Gtd. Sr. Notes
               9.625%, 5/15/08                        Ca          1,350        162,000
              ITC Delta Com, Inc.
               Sr. Notes
               11.00%, 6/1/07                         Ca            259        110,075
              KPNQwest N.V.
               Sr. Notes
               8.125%, 6/1/09                        Ba1            150         98,250
              Level 3 Communications, Inc.:
         (4)   Sr. Discount Notes
               0.00%, 12/1/08                       Caa3          1,000        285,000
               Sr. Notes
               9.125%, 5/1/08                       Caa3            663        314,925
              Metromedia Fiber
               Network, Inc.
               Series B, Sr. Notes
               10.00%, 11/15/08                     Caa3            750        221,250
              Metromedia International
               Group, Inc.
               Series B, Sr. Discount
               Notes
               10.50%, 9/30/07                       N/R          4,224      1,879,723
         (4)  MetroNet Communications
               Corp.:
               Sr. Discount Notes
               0.00%, 11/1/07                       Baa3          1,300        825,274
               0.00%, 6/15/08                       Baa3          1,250        630,601

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Williams Communications
               Group, Inc.:
               Sr. Notes
               10.70%, 10/1/07                      Caa1   $        400   $    166,000
               10.875%, 10/1/09                     Caa1            750        311,250
                                                                          ------------
              GROUP TOTAL                                                    5,639,628
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (4.4%)
              Ackerley Group, Inc.
               Series B, Sr. Sub. Notes
               9.00%, 1/15/09                         B3            250        266,563
              Acme Television LLC/ ACME
               Financial Corp.
               Series B, Gtd.
               10.875%, 9/30/04                       B3            500        483,125
              Alliance Atlantis
               Communications, Inc.
               Yankee Sr. Sub. Notes
               13.00%, 12/15/09                       B1            500        542,500
              Cumulus Media, Inc.
               Sr. Sub. Notes
               10.375%, 7/1/08                        B3            800        842,000
              PTI Holdings, Inc.
               Sub. Notes
               7.00%, 12/17/02                       N/R            507        808,527
              Salem Communications Corp.
               Series B, Gtd.
               9.50%, 10/1/07                         B3            850        885,062
              Sinclair Broadcast Group,
               Inc.:
               Gtd. Sr. Sub. Notes
               8.75%, 12/15/07                        B2            600        601,500
      (2)(3)   Sr. Sub. Notes
               8.75%, 12/15/11                        B2            500        502,500
         (1)  Tri-State Outdoor Media
               Group, Inc.
               Sr. Notes
               11.00%, 5/15/08                       N/R          1,323        934,368
              Univision Network
               Holding L.P.
               Sub. Notes
               7.00%, 12/17/02                       N/R          2,073      3,306,555
              Young Broadcasting, Inc.
               Series B, Gtd.
               Sr. Sub. Notes
               8.75%, 6/15/07                         B3          1,315      1,183,500
                                                                          ------------
              GROUP TOTAL                                                   10,356,200
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BUILDING PRODUCTS (0.9%)
              AAF-McQuay, Inc.
               Sr. Notes
               8.875%, 2/15/03                       N/R            150        150,375
              Building Materials Corp.
               Series B, Sr. Notes
               8.625%, 12/15/06                       B2            600        494,250
              Dayton Superior Corp.
               Gtd.
               13.00%, 6/15/09                        B3          1,140      1,165,650

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              MMI Products, Inc.
               Series B, Sr. Sub. Notes
               11.25%, 4/15/07                        B2   $        250   $    231,875
                                                                          ------------
              GROUP TOTAL                                                    2,042,150
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CABLE (10.6%)
              Adelphia Communications Corp.
               Series B, Sr. Notes
               8.375%, 2/1/08                         B2          1,000        931,250
         (1)  Australis Holdings Pty.
               Ltd.
               Yankee Sr. Secured
               Discount Notes
               15.00%, 11/1/02                       N/R          4,600            460
         (1)  Australis Media Ltd.:
               Yankee Sr. Discount Notes
               15.75%, 5/15/03                       N/R            266          1,329
               Yankee Units
               15.75%, 5/15/03                       N/R          2,875         14,375
              CSC Holdings, Inc.:
               Series B,
               Sr. Sub. Debentures
               8.125%, 8/15/09                       Ba1            350        359,996
               9.875%, 2/15/13                       Ba2          1,100      1,174,250
              Cablevision S.A.:
               Yankee Bonds
               13.75%, 5/1/09                         Ca          1,585        320,963
               Yankee Notes
               13.75%, 4/30/07                        Ca            700        148,750
              Century Communications Corp.:
         (4)   Series B, Sr. Discount Notes
               0.00%, 1/15/08                         B2            650        316,063
               Sr. Notes
               9.75%, 2/15/02                         B2            500        503,125
               8.75%, 10/1/07                         B2            650        608,563
              Charter Communications
               Holdings:
         (4)   Sr. Discount Notes
               0.00%, 4/1/11                          B2          1,300        947,375
               Sr. Notes
               8.625%, 4/1/09                         B2            750        725,625
               10.25%, 1/15/10                        B2          1,050      1,081,500
         (1)  Classic Cable, Inc.
               Series B, Gtd.
               9.375%, 8/1/09                        N/R            650        165,750
              Coaxial Communications, Inc.
               Gtd.
               10.00%, 8/15/06                        B3          1,250      1,259,375
              Comcast UK Cable
               Parnters Ltd.
               Yankee Debentures
               11.20%, 11/15/07                     Caa1            500        372,500
      (4)(5)  DIVA Systems Corp.
               Series B,
               Sr. Discount Notes
               0.00%, 3/1/08                         N/R          3,885            389

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Diamond Cable
               Communications plc
               Yankee Sr. Discount Notes
               11.75%, 12/15/05                     Caa3   $      1,800   $    477,000
              Insight Midwest/Insight
               Capital:
               Sr. Notes
               9.75%, 10/1/09                         B1            900        954,000
               10.50%, 11/1/10                        B1            500        542,500
              James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                      Caa2          1,800      1,271,250
              Jones Intercable, Inc.
               Sr. Notes
               7.625%, 4/15/08                      Baa2          1,150      1,213,986
              Lenfest Communications, Inc.:
               Sr. Notes
               8.375%, 11/1/05                      Baa2            500        544,157
               Sr. Sub. Notes
               10.50%, 6/15/06                      Baa3          1,250      1,448,355
              Mediacom LLC/Capital Corp.:
               Series B, Sr. Notes
               8.50%, 4/15/08                         B2            271        273,710
               Sr. Notes
               7.875%, 2/15/11                        B2            850        823,438
              Multicanal S.A.:
               Yankee
               Series C, Sr. Notes
               10.50%, 4/15/18                        Ca          5,760      1,166,400
               Yankee Unsubordinated
               13.125%, 4/15/09                       Ca            830        209,575
              NTL Communications Corp.:
               Sr. Notes
               Series A,
               12.75%, 4/15/05                      Caa2          1,000        355,000
         (4)   Series B,
               0.00%, 10/1/08                       Caa2          1,750        446,250
               11.50%, 10/1/08                      Caa2            600        213,000
              NTL, Inc.:
               Series B, Sr. Notes
               11.50%, 2/1/06                       Caa2          1,550        550,250
               10.00%, 2/15/07                      Caa2            750        258,750
              Northland Cable Television
               Gtd.
               10.25%, 11/15/07                     Caa1            800        644,000
              Olympus Communications, L.P./
               Olympus Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                      B2          1,250      1,268,750
         (4)  Renaissance Media Group
               Sr. Discount Notes
               0.00%, 4/15/08                         B2            953        767,165

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Rogers Cablesystems Ltd.:
               Series B,
               Yankee Sr. Secured 2nd
               Priority Notes
               10.00%, 3/15/05                      Baa3   $        250   $    272,500
               Yankee Gtd.
               10.00%, 12/1/07                      Baa3            700        759,500
              Rogers Communications, Inc.
               Sr. Notes
               8.875%, 7/15/07                       Ba1            200        204,000
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1            150        153,937
              Telewest Communications plc
               Debentures
               11.00%, 10/1/07                        B2          2,000      1,450,000
                                                                          ------------
              GROUP TOTAL                                                   25,199,111
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CAPITAL GOODS (1.4%)
              Amtrol, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                    Caa3            600        489,000
         (1)  CLARK Materials
               Handling Co.
               Gtd. Sr. Notes
               10.75%, 11/15/06                      N/R            550          2,805
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                      Caa3          1,375        694,375
              Motors & Gears, Inc.
               Series D, Sr. Notes
               10.75%, 11/15/06                     Caa1          1,700      1,487,500
              Numatics, Inc.
               Series B, Gtd.
               9.625%, 4/1/08                       Caa2            200         71,000
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                         B2            500        310,000
              Pentacon, Inc.
               Series B, Gtd.
               12.25%, 4/1/09                         Ca            900        274,500
                                                                          ------------
              GROUP TOTAL                                                    3,329,180
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.6%)
      (2)(3)  Acetex Corp.
               Sr. Notes
               10.875%, 8/1/09                       N/R            350        351,750
      (2)(3)  Huntsman Corp.
               Sr. Sub. Notes
               9.50%, 7/1/07                          Ca            650        123,500
              Huntsman Polymers Corp.
               Sr. Notes
               11.75%, 12/1/04                        Ca            839        159,410
         (1)  Laroche Industries, Inc.
               Series B, Sr. Sub. Notes
               9.50%, 9/15/07                        N/R            400         10,000

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Lyondell Chemical Co.
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3   $        750   $    755,625
              Mississippi Chemical Corp.
               Bonds
               7.25%, 11/15/17                        B3            550        200,750
              NL Industries, Inc.
               Sr. Secured Notes
               11.75%, 10/15/03                       B1            317        315,415
      (2)(3)  OM Group, Inc.
               Sr. Sub. Notes
               9.25%, 12/15/11                        B3            600        615,000
              Philipp Brothers
               Chemicals, Inc.
               Gtd.
               9.875%, 6/1/08                         Ca            480        266,123
              Radnor Holdings, Inc.
               Series B,
               Gtd. Sr. Notes
               10.00%, 12/1/03                        B2            900        652,500
              Terra Industries, Inc.
               Series B, Sr. Notes
               10.50%, 6/15/05                      Caa2            400        316,000
                                                                          ------------
              GROUP TOTAL                                                    3,766,073
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
COMPETITIVE LOCAL EXCHANGE CARRIER (1.8%)
              Carrier1 International S.A.
               Series B, Sr. Notes
               13.25%, 2/15/09                         C            300         52,500
      (3)(4)  CompleTel Europe N.V.
               Yankee Gtd.
               0.00%, 2/15/09                       Caa3            900         99,000
         (1)  e. spire Communications, Inc.
               Sr. Discount Notes
               13.00%, 11/1/05                       N/R          3,450        500,250
              Hyperion Telecommunications,
               Inc.
               Series B, Sr. Discount Notes
               13.00%, 4/15/03                        Ca            450          6,750
              Intermedia
               Communications, Inc.:
               Series B,
         (4)   Sr. Discount Notes
               0.00%, 7/15/07                       Baa2            300        304,875
               Sr. Notes
               8.875%, 11/1/07                      Baa2            350        369,687
         (4)  Knology Holdings, Inc.
               Sr. Discount Notes
               0.00%, 10/15/07                       N/R          1,000        452,500
              Madison River Capital/ Finance
               Sr. Notes
               13.25%, 3/1/10                       Caa1          1,150        833,750

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              McLeod USA, Inc.:
         (4)   Sr. Discount Notes
               0.00%, 3/1/07                          Ca   $        900   $    180,000
               Sr. Notes
               9.25%, 7/15/07                         Ca            500        107,500
               9.50%, 11/1/08                         Ca          1,000        215,000
              Pac-West Telecom, Inc.
               Sr. Notes
               13.50%, 2/1/09                       Caa1            250         78,750
              RCN Corp.:
               Series B,
         (4)   Sr. Discount Notes
               0.00%, 10/15/07                      Caa2            134         40,200
               0.00%, 2/15/08                       Caa2            736        202,400
               Sr. Notes
               10.00%, 10/15/07                     Caa2            400        168,000
              Time Warner Telecom, LLC
               Sr. Notes
               9.75%, 7/15/08                         B2            750        605,625
                                                                          ------------
              GROUP TOTAL                                                    4,216,787
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS/TOBACCO (1.8%)
              Buhrmann US, Inc.
               Gtd.
               12.25%, 11/1/09                        B2            500        502,500
              Diamond Brands
               Operating
               Gtd.
               10.125%, 4/15/08                       Ca          1,000        105,000
         (1)  Doskocil Manufacturing Co.,
               Inc.
               Gtd. Sr. Sub. Notes
               10.125%, 9/15/07                        C            500         62,500
         (1)  Drypers Corp.
               Series B, Sr. Notes
               10.25%, 6/15/07                       N/R            400          3,000
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                       Caa1            500        405,000
              Holmes Products Corp.
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                     Caa2          1,000        347,500
              Jackson Products, Inc.
               Series B, Gtd.
               9.50%, 4/15/05                       Caa3            100         59,500
              Packaged Ice, Inc.
               Gtd. Sr. Notes
               9.75%, 2/1/05                        Caa3            200        145,000
      (2)(3)  Revlon Consumer
               Products Corp.
               Sr. Notes
               12.00%, 12/1/05                      Caa1            500        499,375
              Samsonite Corp.
               Sr. Sub. Notes
               10.75%, 6/15/08                      Caa2            500        351,250
              Scotts Co.
               Gtd.
               8.625%, 1/15/09                        B2            750        772,500
              Sealy Mattress Co.
               Gtd. Sr. Sub. Notes
               9.875%, 12/15/07                       B2            300        301,500

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Werner Holdings Co., Inc.
               Series A, Gtd.
               10.00%, 11/15/07                       B2   $        650   $    633,750
                                                                          ------------
              GROUP TOTAL                                                    4,188,375
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CONTAINERS (2.4%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B3            650        614,250
              Atlantis Plastics, Inc.
               Sr. Notes
               11.00%, 2/15/03                       N/R            835        839,175
         (1)  BPC Holding Corp.
               Series B,
               Sr. Secured Notes
               12.50%, 12/15/06                     Caa2          1,083        958,533
              BWAY Corp.
               Series B, Gtd.
               10.25%, 4/15/07                        B3            250        259,375
              Berry Plastics Corp.
               Series B, Gtd.
               11.00%, 7/15/07                        B3            447        455,940
              Huntsman Packaging Corp.
               Gtd.
               13.00%, 6/1/10                       Caa1          1,000      1,010,000
         (1)  Indesco International, Inc.
               Gtd. Sr. Sub. Notes
               9.75%, 4/15/08                         Ca            600         45,000
              Owens-Illinois, Inc.
               Sr. Notes
               8.10%, 5/15/07                         B3          1,100      1,023,000
              Printpack, Inc.
               Series B, Sr. Sub. Notes
               10.625%, 8/15/06                       B3            300        313,500
              Radnor Holdings, Inc.
               Sr. Notes
               10.00%, 12/1/03                        B2            100         72,500
                                                                          ------------
              GROUP TOTAL                                                    5,591,273
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
DIVERSIFIED TELECOMMUNICATIONS (0.0%)
         (1)  Pagemart Nationwide, Inc.
               Sr. Discount Notes
               15.00%, 2/1/05                       Caa2          2,500         18,750
         (4)  Pagemart Wireless, Inc.
               Sr. Discount Notes
               0.00%, 2/1/08                          Ca            300          2,250
                                                                          ------------
              GROUP TOTAL                                                       21,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
ENERGY/OTHER (0.7%)
              Clark R&M, Inc.
               Sr. Notes
               8.625%, 8/15/08                       Ba3            350        302,750

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)

              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2   $        200   $    206,000
               Sr. Notes
               11.75%, 11/15/09                       B2          1,050      1,118,250
                                                                          ------------
              GROUP TOTAL                                                    1,627,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
ENVIRONMENTAL SERVICES (0.3%)
              Allied Waste North America,
               Inc.
               Series B, Gtd.
               7.875%, 1/1/09                        Ba3            650        640,250
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FINANCE - OTHER (0.3%)
         (1)  Westfed Holdings
               Sr. Debentures
               15.50%, 9/15/99                       N/R          2,000        600,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.3%)
              Archibald Candy Corp.
               Gtd. Sr. Secured Notes
               10.25%, 7/1/04                       Caa2          1,250        731,250
              Aurora Foods, Inc.
               Series B, Sr. Sub. Notes
               9.875%, 2/15/07                      Caa1          1,150      1,109,750
              B & G Foods, Inc.
               Gtd.
               9.625%, 8/1/07                         B3            700        675,500
              Eagle Family Foods
               Series B, Gtd. Sr. Notes
               8.75%, 1/15/08                         B3            450        299,250
              Fleming Companies, Inc.
               Sr. Sub. Notes
               10.50%, 12/1/04                        B2            900        893,250
              Mastellone
               Hermanos S.A.
               Yankee Bonds
               11.75%, 4/1/08                         Ca            830        209,575
              Premier International
               Foods plc
               Sr. Notes
               12.00%, 9/1/09                         B3          1,400      1,470,000
         (1)  Vlasic Foods International,
               Inc.
               Series B, Sr. Sub. Notes
               10.25%, 7/1/09                        N/R            650        136,500
                                                                          ------------
              GROUP TOTAL                                                    5,525,075
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
GAMING (7.2%)
              Ameristar Casinos, Inc.
               Gtd.
               10.75%, 2/15/09                        B3          1,050      1,139,250
              Argosy Gaming Co.:
               Gtd.
               10.75%, 6/1/09                         B2            100        110,375
               Sr. Sub. Notes
               9.00%, 9/1/11                          B2            500        525,000
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                       Ba3            750        778,125

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Boyd Gaming Corp.:
      (2)(3)   Sr. Notes
               9.25%, 8/1/09                         Ba3   $        600   $    615,000
               Sr. Sub. Notes
               9.50%, 7/15/07                         B1            400        397,000
              Coast Hotels & Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B2            700        721,000
              Hard Rock Hotel, Inc.
               Series B, Sr. Sub. Notes
               9.25%, 4/1/05                        Caa2          1,800      1,737,000
              Hollywood Park, Inc.
               Series B,
               Sr. Sub. Notes
               9.50%, 8/1/07                        Caa1            875        756,875
              Horseshoe Gaming Holdings:
               Gtd.
               8.625%, 5/15/09                        B2          1,000      1,037,500
               Series B, Sr. Sub. Notes
               9.375%, 6/15/07                        B2          1,050      1,119,562
              Isle of Capri Casinos, Inc.
               Gtd.
               8.75%, 4/15/09                         B2            700        677,250
      (6)(7)  Jazz Casino Co., LLC
               Sr. Notes
               4.65875%, 3/31/08                     N/R             14          9,713
              MGM Mirage, Inc.
               Gtd.
               9.75%, 6/1/07                         Ba1            200        210,500
      (2)(3)  Majestic Investors
               Holdings
               Gtd.
               11.653%, 11/30/07                      B2            850        812,813
              Majestic Star Casino, LLC
               Series B, Gtd.
               10.875%, 7/1/06                        B2            750        731,250
              Mandalay Resort Group
               Sr. Sub. Notes
               9.25%, 12/1/05                        Ba3            300        303,000
              Mohegan Tribal Gaming
               Authority
               Sr. Notes
               8.125%, 1/1/06                        Ba2          1,100      1,135,750
              Park Place Entertainment
               Corp.:
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba1            250        249,688
               9.375%, 2/15/07                       Ba1            500        523,750
              Penn National
               Gaming, Inc.
               Series B, Gtd.
               11.125%, 3/1/08                        B3          1,000      1,060,000
              Riviera Black Hawk, Inc.
               First Mortgage
               13.00%, 5/1/05                         B3            444        446,220
              Six Flags, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B3            150        153,000

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Station Casinos, Inc.
               Sr. Sub. Notes
               9.75%, 4/15/07                         B1   $      1,615   $  1,651,336
              Windsor Woodmont
               Black Hawk
               Series B,
               First Mortgage Notes
               13.00%, 3/15/05                       N/R            250        234,063
                                                                          ------------
              GROUP TOTAL                                                   17,135,020
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
HEALTHCARE FACILITIES/SUPPLIES (1.1%)
              Alaris Medical
               Systems, Inc.:
               Gtd.
               9.75%, 12/1/06                       Caa1            400        382,000
         (2)   Secured
               11.625%, 12/1/06                       B2            250        271,250
              Extendicare Health Services
               Gtd.
               9.35%, 12/15/07                        B3            600        567,000
              Magellan Health Services, Inc.
               Sr. Sub. Notes
               9.00%, 2/15/08                         B3            600        537,000
      (2)(3)  Radiologix, Inc.
               Gtd.
               10.50%, 12/15/08                       B2            500        500,000
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B2            200        220,000
              Unilab Finance Corp.
               Sr. Sub. Notes
               12.75%, 10/1/09                        B3             73         85,045
                                                                          ------------
              GROUP TOTAL                                                    2,562,295
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
HOME BUILDERS (0.3%)
              Toll Corp.
               Sr. Sub. Notes
               8.25%, 12/1/11                        Ba2            300        298,500
              WCI Communities, Inc.
               Gtd.
               10.625%, 2/15/11                       B1            500        518,750
                                                                          ------------
              GROUP TOTAL                                                      817,250
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
INDUSTRIAL/OTHER (0.9%)
              Brand Scaffold Services, Inc.
               Sr. Notes
               10.25%, 2/15/08                        B3            400        378,000
              Equinix, Inc.
               Sr. Notes
               13.00%, 12/1/07                       N/R            100         34,000
         (1)  First Wave Marine, Inc.
               Gtd. Sr. Notes
               11.00%, 2/1/08                        N/R          1,100         63,250
              GSI Group, Inc.
               Gtd.
               10.25%, 11/1/07                        B2            150        110,250

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              International Utility
               Structures,
               Inc.:
               Sub. Notes
               13.00%, 2/1/08                        N/R   $        924   $    184,800
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                         Ca            650        282,750
              Simmons Co.
               Series B, Sr. Sub. Notes
               10.25%, 3/15/09                        B3          1,000      1,015,000
                                                                          ------------
              GROUP TOTAL                                                    2,068,050
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
INTERNET SERVICE PROVIDER/DATA (0.0%)
              Concentric Network Corp.
               Sr. Notes
               12.75%, 12/15/07                      N/R          1,000        115,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LEISURE (2.2%)
              Autotote Corp.
               Series B, Gtd.
               12.50%, 8/15/10                        B3          1,065      1,176,825
              Bally Total Fitness
               Holdings Corp.
               Series D, Sr. Sub. Notes
               9.875%, 10/15/07                       B2            250        256,250
              Bluegreen Corp.
               Series B, Gtd.
               10.50%, 4/1/08                         B3          1,000        603,750
              Booth Creek Ski
               Holdings, Inc.
               Series B, Gtd.
               12.50%, 3/15/07                      Caa1          1,250        968,750
              Cinemark U.S.A., Inc.
               Series D, Sr. Sub. Notes
               9.625%, 8/1/08                       Caa2            450        436,500
      (2)(3)  Icon Health & Fitness, Inc.
               Gtd.
               12.00%, 9/27/05                       N/R            222        197,025
              Intrawest Corp.:
               Yankee Sr. Notes
               9.75%, 8/15/08                         B1            650        637,000
               10.50%, 2/1/10                         B1            250        251,563
              KSL Recreation Group, Inc.
               Series B, Sr. Sub. Notes
               10.25%, 5/1/07                         B2            430        398,287
         (1)  Loews Cineplex
               Sr. Sub. Notes
               8.875%, 8/1/08                        N/R            900         77,625
         (1)  Regal Cinemas, Inc.:
               Sr. Sub. Notes
               9.50%, 6/1/08                         N/R          1,610        203,263
               8.875%, 12/15/10                      N/R            250         31,563
                                                                          ------------
              GROUP TOTAL                                                    5,238,401
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LODGING (1.3%)
              CapStar Hotel Co.
               Sr. Sub. Notes
               8.75%, 8/15/07                         B3            375        315,938

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Felcor Lodging L.P.
               Gtd.
               8.50%, 6/1/11                         Ba3   $        425   $    410,125
              HMH Properties
               Series B, Gtd.
               7.875%, 8/1/08                        Ba3            600        556,500
      (2)(3)  Host Marriot L.P.
               Sr. Notes
               9.50%, 1/15/07                        Ba3            600        603,750
              Prime Hospitality Corp.
               Secured First Mortgage
               Notes
               9.25%, 1/15/06                        Ba2          1,050      1,081,500
                                                                          ------------
              GROUP TOTAL                                                    2,967,813
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
METALS & MINING (1.9%)
              AK Steel Corp.
               Sr. Notes
               9.125%, 12/15/06                       B1            200        205,500
              Anker Coal Group, Inc.
               Series B, Gtd.
               14.25%, 9/1/07                       Caa2            300        130,500
              Haynes International, Inc.
               Sr. Notes
               11.625%, 9/1/04                      Caa2            350        159,250
              Kaiser Aluminum & Chemical
               Corp.
               Series D, Sr. Notes
               10.875%, 10/15/06                      B3            675        617,625
              Maxxam Group Holdings, Inc.
               Series B, Sr. Notes
               12.00%, 8/1/03                       Caa1            700        598,500
              Metallurg, Inc.
               Series B, Gtd.
               11.00%, 12/1/07                        B3          1,200      1,038,000
              National Steel Corp.
               Series D,
               First Mortgage Bonds
               9.875%, 3/1/09                       Caa1          1,000        355,000
              Neenah Corp.
               Series B, Sr. Sub. Notes
               11.125%, 5/1/07                        B3            250        138,750
      (2)(3)  Ormet Corp.
               Gtd.
               11.00%, 8/15/08                        B3            750        476,250
              WCI Steel, Inc.
               Series B,
               Sr. Notes
               10.00%, 12/1/04                        B3          1,175        628,625
              Weirton Steel Corp.
               Sr. Notes
               11.375%, 7/1/04                        Ca            700         74,375
                                                                          ------------
              GROUP TOTAL                                                    4,422,375
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
OIL EQUIPMENT (1.6%)
              Key Energy Services, Inc.
               Sr. Sub. Notes
               14.00%, 1/15/09                        B2          1,024      1,187,840

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Mission Resources
               Corp.
               Series C, Gtd.
               10.875%, 4/1/07                        B3   $      1,500   $  1,357,500
              Parker Drilling Co.
               Series D, Gtd.
               9.75%, 11/15/06                        B1            750        750,000
              Trico Marine Services, Inc.
               Series G, Gtd.
               8.50%, 8/1/05                          B1            500        452,500
                                                                          ------------
              GROUP TOTAL                                                    3,747,840
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.8%)
              Ainsworth Lumber Co. Ltd.
               Yankee Sr. Secured Notes
               12.50%, 7/15/07                        B3          1,450      1,442,750
      (2)(3)  Appleton Papers, Inc.
               Sr. Sub. Notes
               12.50%, 12/15/08                       B3            500        482,500
              Container Corp. of America
               Gtd. Sr. Notes
               9.75%, 4/1/03                          B2            500        512,500
         (1)  Crown Paper Co.
               Sr. Sub. Notes
               11.00%, 9/1/05                        N/R          1,050         26,250
              Doman Industries Ltd.:
               Yankee Gtd.
               12.00%, 7/1/04                         B3            150        134,250
               Yankee Sr. Notes
               8.75%, 3/15/04                       Caa1            250         46,250
              Fonda Group, Inc.
               Sr. Sub. Notes
               9.50%, 3/1/07                          B3          1,000        905,000
              Four M Corp.
               Series B, Sr. Notes
               12.00%, 6/1/06                         B3          1,000        990,000
              Riverwood International Corp.
               Gtd. Sr. Notes
               10.875%, 4/1/08                      Caa1          1,150      1,173,000
      (2)(3)  Stone Container Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2            780        834,600
                                                                          ------------
              GROUP TOTAL                                                    6,547,100
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
PUBLISHING (0.9%)
              American Lawyer Media,
               Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               9.75%, 12/15/07                        B3            600        442,500
              Hollinger International
               Publishing
               Gtd.
               9.25%, 3/15/07                        Ba3          1,150      1,145,687
         (3)  Liberty Group Operating
               Gtd.
               9.375%, 2/1/08                       Caa1            100         69,500

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
         (4)  Liberty Group
               Publishing, Inc.
               Sr. Discount Debentures
               0.00%, 2/1/09                        Caa2   $        900   $    436,500
         (1)  Premier Graphics, Inc.
               Gtd.
               11.50%, 12/1/05                       N/R          2,000         72,500
                                                                          ------------
              GROUP TOTAL                                                    2,166,687
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RESTAURANTS (1.5%)
              AFC Enterprises
               Sr. Sub. Notes
               10.25%, 5/15/07                        B2            650        689,000
      (2)(3)  American Restaurant
               Group, Inc.
               Gtd.
               11.50%, 11/1/06                        B2          1,275      1,153,875
              AmeriKing, Inc.
               Sr. Notes
               10.75%, 12/1/06                       N/R            250         26,250
              CKE Restaurants, Inc.
               Gtd.
               9.125%, 5/1/09                       Caa1            250        217,500
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B3            150        146,250
              Friendly Ice Cream Corp.
               Gtd. Sr. Notes
               10.50%, 12/1/07                        B3          1,050        808,500
              Romacorp, Inc.
               Sr. Notes
               12.00%, 7/1/06                         B3          1,000        606,250
                                                                          ------------
              GROUP TOTAL                                                    3,647,625
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RETAIL - FOOD & DRUG (1.9%)
         (1)  Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                        Ca            526        160,430
         (4)  Mrs. Fields Holding Co.
               Sr. Discount Notes
               0.00%, 12/1/05                       Caa2          2,250      1,057,500
              Mrs. Fields Original
               Cookies, Inc.
               Series B, Gtd.
               10.125%, 12/1/04                       B2          1,650      1,443,750
      (2)(3)  PETCO Animal
               Supplies, Inc.
               Sr. Sub. Notes
               10.75%, 11/1/11                        B3            400        410,000
              Pantry, Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 10/15/07                       B3            750        740,625
              Stater Brothers Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2            750        780,000
                                                                          ------------
              GROUP TOTAL                                                    4,592,305
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
RETAIL STORES (3.0%)
         (4)  Advance Holdings Corp.
               Series B,
               Debentures
               0.00%, 4/15/09                       Caa1   $      1,850   $  1,600,250
              Advance Stores Co.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/08                        B3          1,250      1,275,000
              Finlay Fine Jewelry Corp.
               Gtd. Sr. Notes
               8.375%, 5/1/08                         B1            950        855,000
         (1)  Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                       N/R            703            703
              Jostens, Inc.
               Sr. Sub. Notes
               12.75%, 5/1/10                         B3            900        994,500
              Kmart Corp.
               Debentures
               7.75%, 10/1/12                        Ba2          1,375        871,611
              Michaels Stores, Inc.
               Sr. Notes
               9.25%, 7/1/09                         Ba2            500        530,000
              NBTY, Inc.
               Series B,
               Sr. Sub. Notes
               8.625%, 9/15/07                        B1            400        386,000
              PEP Boys-Manny Moe & Jack
               Notes
               7.00%, 6/1/05                          B2            750        703,125
                                                                          ------------
              GROUP TOTAL                                                    7,216,189
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SATELLITE (1.9%)
              EchoStar DBS Communications
               Corp.
               Sr. Notes
               9.375%, 2/1/09                         B1          1,000      1,035,000
      (2)(3)  EchoStar DBS Corp.
               Sr. Notes
               9.125%, 1/15/09                        B1            650        654,875
              Orion Network Systems, Inc.
               Gtd. Sr. Notes
               11.25%, 1/15/07                         C            850        437,750
              Pegasus Communications
               Corp.
               Series B, Sr. Notes
               12.50%, 8/1/07                         B3          1,000        985,000
              Pegasus Media &
               Communications, Inc.
               Series B, Notes
               12.50%, 7/1/05                         B3            500        510,000
         (4)  Pegasus Satellite
               Sr. Discount Notes
               0.00%, 3/1/07                        Caa1            250        153,750

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Star Choice Communications,
               Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                       B3   $        700   $    738,500
                                                                          ------------
              GROUP TOTAL                                                    4,514,875
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SECONDARY OIL & GAS PRODUCERS (4.1%)
              Abraxas Petroleum Corp.
               Series A, Gtd. Sr. Sub. Notes
               11.50%, 11/1/04                      Caa3          1,454      1,097,770
              Chesapeake Energy Corp.
               Gtd.
               8.125%, 4/1/11                         B1          1,250      1,218,750
              Continental Resources, Inc.
               Gtd. Sr. Notes
               10.25%, 8/1/08                       Caa1            825        709,500
              Contour Energy Co.
               Gtd.
               14.00%, 4/15/03                        B3          1,219      1,264,712
              Forest Oil Corp.
               Sr. Notes
               8.00%, 6/15/08                        Ba3          1,150      1,161,500
              Ocean Energy, Inc.
               Series B, Gtd.
               8.375%, 7/1/08                        Ba1            150        157,500
              Plains Resources, Inc.
               Series B, Gtd.
               Sr. Sub. Notes
               10.25%, 3/15/06                        B2            375        380,625
              Pogo Producing Co.
               Series B, Sr. Sub. Notes
               8.25%, 4/15/11                         B1            550        561,000
              Southwest Royalties, Inc.
               Series B,
               Gtd. Sr. Notes
               10.50%, 10/15/04                     Caa2          2,000      1,610,000
              Triton Energy Ltd.
               Yankee Sr. Notes
               8.875%, 10/1/07                      Baa2            200        223,000
              Vintage Petroleum, Inc.
               Sr. Sub. Notes
               7.875%, 5/15/11                       Ba3            750        738,750
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                       Caa3            750        626,250
                                                                          ------------
              GROUP TOTAL                                                    9,749,357
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SERVICES - OTHER (2.8%)
              APCOA, Inc.
               Gtd. Sr. Notes
               9.25%, 3/15/08                       Caa3            477        183,645
              Coinstar, Inc.
               Sr. Discount Notes
               13.00%, 10/1/06                       N/R          2,050      2,214,000
              Diamond Triumph Auto
               Gtd.
               9.25%, 4/1/08                          B3            500        463,125

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Integrated Electrical
               Services, Inc.
               Gtd.
               9.375%, 2/1/09                         B2   $        700   $    623,000
         (6)  Interact Operating Co.
               Notes
               14.00%, 8/1/03                        N/R            885              0
              Iron Mountain, Inc.
               Gtd. Sr. Sub. Notes
               8.75%, 9/30/09                         B2            600        621,000
              La Petite Academy, Inc.
               Gtd.
               10.00%, 5/15/08                      Caa3          1,250        881,250
              Muzak LLC/Muzak Finance
               Gtd.
               9.875%, 3/15/09                      Caa1            500        442,500
         (6)  Next Generation Network, Inc.
               Series C, Secured
               14.00%, 2/1/03                        N/R          2,584        129,200
              Salton, Inc.
               Sr. Sub. Notes
               12.25%, 4/15/08                        B2            250        251,250
              United Rentals, Inc.
               Sr. Sub. Notes
               9.25%, 1/15/09                         B2            750        746,250
                                                                          ------------
              GROUP TOTAL                                                    6,555,220
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TECHNOLOGY (0.4%)
         (1)  Ampex Corp.
               Series B, Sr. Notes
               12.00%, 3/15/03                       N/R          1,250        187,500
              Elgar Holdings Corp.
               Gtd.
               9.875%, 2/1/08                         B2            200         41,000
         (1)  Orbital Imaging Corp.
               Series B, Sr. Notes
               11.625%, 3/1/05                       N/R          1,130        231,650
              Unisys Corp.
               Sr. Notes
               7.875%, 4/1/08                        Ba1            250        244,375
              Viasystems, Inc.
               Series B,
               Sr. Sub. Notes
               9.75%, 6/1/07                        Caa3            800        244,000
                                                                          ------------
              GROUP TOTAL                                                      948,525
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.1%)
              CTI Holdings S.A.
               Yankee Sr. Notes
               11.50%, 4/15/08                        Ca          1,205        123,513
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (1.6%)
              Galey & Lord, Inc.
               Gtd.
               9.125%, 3/1/08                         Ca          1,000        202,500
         (1)  Hosiery Corp. of America
               Sr. Sub. Notes
               13.75%, 8/1/02                        N/R            306         78,795

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Levi Strauss & Co.
               Notes
               7.00%, 11/1/06                         B2   $      1,250   $    956,250
              Phillips-Van Heusen Corp.
               Sr. Sub. Notes
               9.50%, 5/1/08                         Ba3            800        820,000
         (1)  Pillowtex Corp.
               Gtd. Sr. Sub. Notes
               10.00%, 11/15/06                        C            500          5,000
              Tropical Sportswear
               International Corp.
               Series A, Gtd.
               11.00%, 6/15/08                        B3          1,000      1,002,500
              USI American
               Holdings, Inc.
               Series B, Gtd.
               7.25%, 12/1/06                         B3            470        359,550
              WestPoint Stevens, Inc.
               Sr. Notes
               7.875%, 6/15/05                        Ca          1,000        330,000
                                                                          ------------
              GROUP TOTAL                                                    3,754,595
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TRANSPORTATION/OTHER (0.6%)
         (1)  ABC-NACO, Inc.
               Sr. Sub. Notes
               10.50%, 1/15/04                       N/R            460             46
              Cenargo International plc
               First Priority Ship
               Mortgage Notes
               9.75%, 6/15/08                        Ba3            100         74,250
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                       Caa1          1,221        665,171
              Sea Containers Ltd.
               Yankee Sr. Notes
               10.75%, 10/15/06                      Ba3            700        458,500
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1            150        126,375
                                                                          ------------
              GROUP TOTAL                                                    1,324,342
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
UTILITIES (1.1%)
              AES Corp.
               Sr. Notes
               9.50%, 6/1/09                         Ba1            250        228,750
      (2)(3)  CMS Energy/Atlantic
               Methanol
               Secured Notes
               10.875%, 12/15/04                      B1            250        258,750
              CMS Energy Corp.:
               Series B, Sr. Notes
               6.75%, 1/15/04                        Ba3            150        147,513
               Sr. Notes
               7.50%, 1/15/09                        Ba3            250        245,107
              Calpine Canada
               Energy Finance
               Gtd.
               8.50%, 5/1/08                         Ba1            250        228,926

    The accompanying notes are an integral part of the financial statements.

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Calpine Corp.
               Sr. Notes
               7.75%, 4/15/09                        Ba1   $        700   $    618,376
              Cogentrix Energy, Inc.
               Series B, Gtd.
               8.75%, 10/15/08                      Baa3          1,000        989,708
                                                                          ------------
              GROUP TOTAL                                                    2,717,130
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
WIRELESS (5.5%)
         (4)  Alamosa PCS Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa1            800        500,000
              American Cellular Corp.
               Gtd.
               9.50%, 10/15/09                        B2            950        926,250
              Dobson/Sygnet
               Communications Co.
               Sr. Notes
               12.25%, 12/15/08                       B3          1,550      1,666,250
         (1)  Dolphin Telecom plc
               Series B, Yankee
               Sr. Discount Notes
               14.00%, 5/15/09                        Ca            800             80
              IWO Holdings, Inc.
               Gtd.
               14.00%, 1/15/11                      Caa1            450        465,750
              Microcell
               Telecommunications, Inc.
               Series B, Yankee
               Sr. Discount Notes
               14.00%, 6/1/06                       Caa1          1,020        874,650
              Millicom International
               Cellular
               Yankee Sr. Sub.
               Discount Notes
               13.50%, 6/1/06                       Caa1          1,150        764,750
         (4)  Nextel Communications,
               Inc.
               Sr. Discount Notes
               0.00%, 2/15/08                         B1          2,580      1,780,200
              Nextel Partners, Inc.:
         (4)   Sr. Discount Notes
               0.00%, 2/1/09                          B3          1,250        784,375
               Sr. Notes
               11.00%, 3/15/10                        B3            400        325,000
              PTC International
               Finance B.V.
               Yankee Gtd.
               10.75%, 7/1/07                         B2            350        314,125
              PTC International
               Finance II SA
               Yankee Gtd.
               11.25%, 12/1/09                        B2            750        753,750
              Rogers Cantel, Inc.
               Yankee Sr. Secured
               Debentures
               9.375%, 6/1/08                       Baa3            350        362,250
         (3)  Telesystem International
               Wireless, Inc.
               Sr. Notes
               14.00%, 12/30/03                       Ca            107         80,785

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
         (4)  Tritel PCS, Inc.
               Sr. Discount Notes
               0.00%, 5/15/09                         B3   $        500   $    427,500
         (4)  Triton PCS, Inc.
               Gtd.
               0.00%, 5/1/08                          B2          1,100      1,001,000
         (4)  US Unwired, Inc.
               Series B, Gtd.
               0.00%, 11/1/09                         B3          1,100        781,000
              VoiceStream Wireless
               Sr. Notes
               10.375%, 11/1/09                     Baa1            519        591,660
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                         B1            600        621,000
                                                                          ------------
              GROUP TOTAL                                                   13,020,375
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $248,462,805)                                                      184,440,221
                                                                          ------------
---------------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS (0.1%)
         (8)  1.70%, 2/14/02
               (Cost $149,690)                       Aaa            150        149,704
                                                                          ------------
---------------------------------------------------------------------------------------

                                                Shares/
                                                 Units
------------------------------------------------------------------------
-----------------
COMMON STOCKS (0.9%)
------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (0.6%)
 (2)(9)  Spanish Broadcasting
          System, Inc.
          Class A                                 142,800      1,356,600
                                                            ------------
------------------------------------------------------------------------
-----------------
FINANCE - OTHER (0.0%)
(9)(10)  Westfed Holdings, Inc.
          Class B (acquired 9/20/88, cost
          $127)                                    16,893              0
                                                            ------------
------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.0%)
    (9)  Aurora Foods, Inc.                        20,368        102,858
 (2)(9)  Specialty Foods Corp.                     52,500            525
                                                            ------------
         GROUP TOTAL                                             103,383
                                                            ------------
------------------------------------------------------------------------
-----------------
LODGING (0.0%)
    (9)  Motels of America, Inc.                      750          3,000
                                                            ------------
------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
    (9)  Sheffield Steel Corp.                      8,750             88
                                                            ------------
------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
    (9)  Crown Packaging Enterprises Ltd.         354,594          3,546
 (2)(9)  Mail-Well, Inc.                           31,958        131,028
                                                            ------------
         GROUP TOTAL                                             134,574
                                                            ------------

    The accompanying notes are an integral part of the financial statements.

                                                Shares/        Value
                                                 Units       (Note A-1)
------------------------------------------------------------------------
------------------------------------------------------------------------
-----------------
RETAIL STORES (0.0%)
 (5)(9)  Safelite Glass Corp.
          Class B                                  12,903   $        645
 (5)(9)  Safelite Realty Corp.                        871              9
                                                            ------------
         GROUP TOTAL                                                 654
                                                            ------------
------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
    (9)  Safety Components International,
          Inc.                                     26,759        127,105
                                                            ------------
------------------------------------------------------------------------
-----------------
TRANSPORTATION/OTHER (0.0%)
    (9)  Aran Shipping & Trading SA                    10         10,252
                                                            ------------
------------------------------------------------------------------------
-----------------
WIRELESS (0.2%)
    (9)  OpTel, Inc.                                  750              8
    (9)  Focal Communications Corp.               622,553        379,757
                                                            ------------
         GROUP TOTAL                                             379,765
                                                            ------------
------------------------------------------------------------------------
------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $2,012,393)                                            2,115,421
                                                            ------------
------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (2.0%)
------------------------------------------------------------------------
-----------------
CABLE (0.3%)
         Adelphia Communications
          Corp.
          13% Cum. Exchangeable
          Series B                                  7,500        759,375
 (5)(9)  DIVA Systems Corp.
          Series D                                 56,913            285
   (11)  NTL, Inc.
          13% Exchangeable, Series B                    1              5
                                                            ------------
         GROUP TOTAL                                             759,665
                                                            ------------
------------------------------------------------------------------------
-----------------
COMPETITIVE LOCAL EXCHANGE CARRIER (0.8%)
   (11)  e. spire Communications, Inc.
          12.75%                                      370             37
         Intermedia Communications, Inc.
          13.50% Exchangeable, Series B               450        478,125
         WorldCom, Inc.-WorldCom Group
          7% Conv. Preferred                       59,000      1,298,000
                                                            ------------
         GROUP TOTAL                                           1,776,162
                                                            ------------
------------------------------------------------------------------------
-----------------
FINANCE - OTHER (0.0%)
(5)(10)  Westfed Holdings, Inc.
          Class A (acquired 9/20/88-6/18/93,
          cost
          $1,203,480)                              57,005         57,005
                                                            ------------
------------------------------------------------------------------------
-----------------
PUBLISHING (0.2%)
         Primedia, Inc.
          10% Cum. Exchangeable, Series D           8,500        393,125
                                                            ------------
------------------------------------------------------------------------
-----------------
RESTAURANTS (0.0%)
   (11)  AmeriKing, Inc.
          13% Cum. Exchangeable                    36,683            367
                                                            ------------
------------------------------------------------------------------------
-----------------
                                                Shares/        Value
                                                 Units       (Note A-1)
------------------------------------------------------------------------
SATELLITE (0.1%)
 (3)(5)  Earthwatch, Inc.
          8.50% Conv. Preferred                    67,811   $        678
   (11)  Pegasus Satellite
          12.75%, Series B                            390        281,775
                                                            ------------
         GROUP TOTAL                                             282,453
                                                            ------------
------------------------------------------------------------------------
-----------------
SERVICES - OTHER (0.0%)
    (9)  Interact Electronic Marketing
          14% Conv. Preferred                       1,350             14
   (11)  Source Media, Inc.
          13.50% Units                             93,696         46,848
                                                            ------------
         GROUP TOTAL                                              46,862
                                                            ------------
------------------------------------------------------------------------
-----------------
WIRELESS (0.6%)
   (11)  Rural Cellular Corp.
          11.375% Sr. Exchangeable                    363        309,458
         Nextel Communications, Inc.
          13% Exchangeable, Series D                1,773      1,050,503
                                                            ------------
         GROUP TOTAL                                           1,359,961
                                                            ------------
------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $13,830,956)                                           4,675,600
                                                            ------------
------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
    (2)  Terex Corp.
          expiring 5/15/02
          (Cost $0)                                 8,000         96,000
                                                            ------------
------------------------------------------------------------------------
-----------------
WARRANTS (0.1%)
------------------------------------------------------------------------
    (9)  Ampex Corp.
          expiring 3/15/03                         34,000            340
    (9)  Arcadia Financial Ltd.
          expiring 3/15/07                            475              5
    (9)  Australis Media Ltd.
          expiring 5/15/03                            225              2
 (5)(9)  Carrier1 International S.A.
          expiring 2/19/09                            300              3
    (9)  Crown Packaging
          Holdings Ltd.
          expiring 11/1/03                          3,000             30
 (5)(9)  DIVA Systems Corp.:
          expiring 5/15/06                          4,809             48
          expiring 3/1/08                          11,655            117
    (9)  Dayton Superior Corp.
          expiring 6/15/09                          1,250         18,908
    (9)  Decrane Aircraft Holdings
          expiring 9/30/08                            800            800
    (9)  Equinix, Inc.
          expiring 12/1/07                            200          4,000
    (9)  Focal Communications
          expiring 12/14/07                        98,005            980
    (9)  GT Group Telecom, Inc.
          expiring 2/1/10                           1,100          6,050
    (9)  HF Holdings, Inc.
          expiring 9/27/09                         11,330            113
    (9)  Interact Electronic Marketing
          expiring 12/31/09                         1,350             14

    The accompanying notes are an integral part of the financial statements.

                                                Shares/        Value
                                                 Units       (Note A-1)
------------------------------------------------------------------------
    (9)  Interact Systems, Inc.
          expiring 8/1/03                           1,150   $          0
    (9)  International Utility Structures,
          Inc.
          expiring 2/1/03                             150              0
    (9)  Key Energy Services
          expiring 1/15/09                          1,500        112,500
 (5)(9)  McCaw International Ltd.
          expiring 4/15/07                          1,750             18
    (9)  Mentus Media Corp.
          expiring 2/1/08                           4,731             47
    (9)  Mrs. Fields Holding
          expiring 12/1/05                          2,250         22,781
    (9)  PLD Telekom, Inc.
          expiring 6/1/06                           2,170         10,850
    (9)  Pegasus Communications Corp.
          expiring 1/1/07                             250          5,625
    (9)  Pliant Corp.
          expiring 6/1/10                             747          1,307
 (5)(9)  Safelite Glass Corp.:
          Class A
          expiring 9/29/06                         31,622            316
          Class B
          expiring 9/29/07                         21,081            211
    (9)  Star Choice Communications, Inc.
          expiring 12/5/05                         16,212         71,284
    (9)  USN Communications, Inc.
          expiring 8/15/04                         10,650              4
 (5)(9)  Windsor Woodmont
          Black Hawk
          expiring 3/15/10                            100              0
------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,898,996)                                              256,353
                                                            ------------
------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $266,354,840)                                        191,733,299
                                                            ------------
------------------------------------------------------------------------

                                     Moody's        Face
                                     Ratings       Amount
                                   (unaudited)     (000)
--------------------------------------------------------------------------
FOREIGN SECURITIES (14.5%)
--------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.1%)
--------------------------------------------------------------------------
-----------------
ARGENTINA (0.6%)
(2)(3)  CIA Internacional
         Telecommunicacoes
         Notes
         10.375%, 8/1/04               N/R        ARP   235        165,088
   (2)  Hidroelectica Piedra del
         Aguila S.A.:
         Collateralized
         8.25%, 6/30/09                N/R       USD $1,527        690,965
         Series QP, Collateral
         Trust
         8.00%, 12/31/09               N/R        USD   352        159,250
(2)(3)  IMASAC S.A.
         Gtd.
         11.00%, 5/2/05                 Ca        USD 1,050        425,250
                                                              ------------
        GROUP TOTAL                                              1,440,553
                                                              ------------
--------------------------------------------------------------------------
                                     Moody's        Face
                                     Ratings       Amount        Value
                                   (unaudited)     (000)       (Note A-1)
--------------------------------------------------------------------------
DOMINICAN REPUBLIC (0.2%)
(2)(3)  Dominican Republic
         Bonds
         9.50%, 9/27/06                Ba2        USD  $450   $    460,125
                                                              ------------
--------------------------------------------------------------------------
-----------------
KOREA (0.3%)
        Korea Development
         Bank
         Notes
         7.125%, 4/22/04              Baa2        USD   740        783,171
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,174,913)                                              2,683,849
                                                              ------------
--------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (13.4%)
--------------------------------------------------------------------------
-----------------
ARGENTINA (0.0%)
   (7)  Bocon PRO1
         Bonds
         2.67%, 4/1/07                  Ca        ARP   152         10,359
        Republic of Argentina:
         Global Bonds
         10.00%, 9/19/08               N/R        ARP     1            106
         12.375%, 2/21/12               Ca        USD     1             25
         Series 2018,
         12.25%, 6/19/18                Ca        USD     1            196
         Series 2031,
         12.00%, 6/19/31                Ca        USD     1            219
                                                              ------------
        GROUP TOTAL                                                 10,905
                                                              ------------
--------------------------------------------------------------------------
-----------------
BRAZIL (3.1%)
        Federal Republic of
         Brazil:
         Bonds
         8.00%, 4/15/14                 B1        USD 3,189      2,459,788
         Global Bonds
         8.875%, 4/15/24                B1        USD 1,080        720,900
         10.125%, 5/15/27               B1        USD 1,395      1,028,813
   (7)   Series EI-L, Debentures
         3.1875%, 4/15/06               B1        USD   778        684,774
         Unsubordinated
         11.00%, 8/17/40                B1        USD 3,231      2,495,947
                                                              ------------
        GROUP TOTAL                                              7,390,222
                                                              ------------
--------------------------------------------------------------------------
-----------------
BULGARIA (0.9%)
   (7)  Republic of Bulgaria:
         Debentures
         Series PDI,
         6.3125%, 7/28/11               B1        USD   931        818,928
         Series A, Collateralized
         3.00%, 7/28/12                 B1        USD   955        861,888
         6.3125%, 7/28/24               B1        USD   515        458,350
                                                              ------------
        GROUP TOTAL                                              2,139,166
                                                              ------------
--------------------------------------------------------------------------
-----------------
CHINA (0.6%)
        People's Republic of
         China
         Sr. Unsubordinated
         6.80%, 5/23/11                 A3        USD 1,390      1,452,112
                                                              ------------
--------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                     Moody's        Face
                                     Ratings       Amount        Value
                                   (unaudited)     (000)       (Note A-1)
--------------------------------------------------------------------------
ECUADOR (0.4%)
   (2)  Republic of Ecuador:
         Bonds
         12.00%, 11/15/12             Caa2        USD  $905   $    671,963
         5.00%, 8/15/30               Caa2        USD   410        197,210
                                                              ------------
        GROUP TOTAL                                                869,173
                                                              ------------
--------------------------------------------------------------------------
-----------------
KOREA (0.5%)
        Republic of Korea
         Unsubordinated
         8.875%, 4/15/08              Baa2        USD   995      1,152,111
                                                              ------------
--------------------------------------------------------------------------
-----------------
MALAYSIA (0.8%)
        Malaysia
         Global Bonds
         7.50%, 7/15/11               Baa2        USD 1,885      1,973,691
                                                              ------------
--------------------------------------------------------------------------
-----------------
PHILIPPINES (0.5%)
        Republic of Philippines:
         Series B,
         Foreign Government Gtd.
         6.50%, 12/1/17                Ba1        USD   285        239,787
   (2)   Unsubordinated
         9.375%, 12/7/06               N/R        EUR 1,120      1,016,419
                                                              ------------
        GROUP TOTAL                                              1,256,206
                                                              ------------
--------------------------------------------------------------------------
-----------------
RUSSIA (4.1%)
        Ministry Finance of
         Russia
         Series VI, Debentures
         3.00%, 5/14/06                 B1        USD 3,890      2,708,498
   (2)  Russian Federation:
         Unsubordinated
         10.00%, 6/26/07               Ba3        USD   750        741,450
         8.25%, 3/31/10                Ba3        USD 1,967      1,715,940
         12.75%, 6/24/28               Ba3        USD   755        822,950
         5.00%, 3/31/30                Ba3        USD 6,209      3,616,597
                                                              ------------
        GROUP TOTAL                                              9,605,435
                                                              ------------
--------------------------------------------------------------------------
-----------------
TURKEY (1.1%)
        Republic of Turkey:
         Global Notes
         11.375%, 11/27/06              B1        USD 1,205      1,220,063
         Sr. Unsub. Notes
         11.875%, 1/15/30               B1        USD 1,420      1,373,850
                                                              ------------
        GROUP TOTAL                                              2,593,913
                                                              ------------
--------------------------------------------------------------------------
-----------------
UKRAINE (0.9%)
        Ukraine Government
         Sr. Notes
         11.00%, 3/15/07              Caa1        USD 2,134      2,038,613
                                                              ------------
--------------------------------------------------------------------------
-----------------
URUGUAY (0.1%)
        Republic of Uruguay
         Global Notes
         7.625%, 1/20/12              Baa3        USD   280        281,400
                                                              ------------
--------------------------------------------------------------------------
                                     Moody's        Face
                                     Ratings       Amount        Value
                                   (unaudited)     (000)       (Note A-1)
--------------------------------------------------------------------------
VENEZUELA (0.4%)
        Republic of Venezuela:
         Bonds
         9.25%, 9/15/27                 B2        USD  $560   $    354,900
         Debentures
         2.875%, 12/18/07               B2        USD   857        623,567
                                                              ------------
        GROUP TOTAL                                                978,467
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $28,941,592)                                            31,741,414
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $32,116,505)                                            34,425,263
                                                              ------------
--------------------------------------------------------------------------
-----------------
SHORT-TERM INVESTMENT (1.5%)
--------------------------------------------------------------------------
-----------------
TIME DEPOSIT (1.5%)
      Wells Fargo Bank (Nassau)
        0.80%, 1/2/02
        (Cost $3,534,000)                             3,534      3,534,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (97.0%)
  (Cost $302,005,345)                                          229,692,562
                                                              ------------
--------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)
                                                                 6,959,851
                                                              ------------
--------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
        Applicable to 49,895,588 issued and outstanding
         $.001 par value shares (authorized 100,000,000
         shares)                                              $236,652,413
                                                              ============
==========================================================================

N/R--Not Rated
ARP--Argentine Peso
EUR--Euro
(1)  Defaulted security.
(2)  144A Security. Certain conditions for public sale may exist.
(3)  Private Placement. Certain conditions for public sale may exist.
(4) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(5) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(6)  Payment-in-kind bond. Market value includes accrued interest.
(7) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at December 31, 2001.
(8)  All or portion is segregated for collateral for Futures Agreements.
(9)  Non-income producing security.
(10) Restricted as to private and public resale. Total cost of restricted securities at December 31, 2001 aggregated $1,203,607. Total market value of restricted securities owned at December 31, 2001 was $57,005 or 0.02% of net assets.
(11) Payment-in-kind preferred stocks. Market value includes accrued dividend.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                                                   December 31, 2001
----------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $302,005,345) (Note A-1)............................................        $229,692,562
    Receivables:
      Receivable for Investments Sold...........................................             509,975
      Dividends and Interest Receivable (Note A-4)..............................           7,873,543
      Variation Margin on Futures Contracts.....................................              63,160
    Other Assets................................................................              47,298
----------------------------------------------------------------------------------------------------
        Total Assets............................................................         238,186,538
----------------------------------------------------------------------------------------------------
LIABILITIES:
      Investments Purchased.....................................................           1,063,192
      Investment Advisory Fees (Note B).........................................             298,889
      Shareholders' Reports.....................................................              95,773
      Professional Fees.........................................................              30,824
      Administrative Fees (Note C)..............................................              18,532
      Custodian Fees............................................................              16,119
      Shareholders Servicing Fees...............................................               8,252
      Directors' Fees...........................................................               1,000
      Other Liabilities.........................................................               1,544
----------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................           1,534,125
----------------------------------------------------------------------------------------------------
NET ASSETS......................................................................        $236,652,413
                                                                                   =================
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................         $    49,896
    Capital Paid in Excess of Par Value.........................................         399,365,353
    Distributions in Excess of Net Investment Income............................          (2,666,920)
    Accumulated Net Realized Loss on Investments................................         (87,739,521)
    Unrealized Depreciation on Investments and Futures Contracts................         (72,356,395)
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 49,895,588 ISSUED AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................        $236,652,413
                                                                                   =================
NET ASSET VALUE PER SHARE.......................................................         $      4.74
====================================================================================================

STATEMENT OF OPERATIONS
                                                                                          Year Ended
                                                                                   December 31, 2001
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Net of foreign taxes withheld of $1,958) (Note A-4)...............        $ 29,177,445
    Dividends (Note A-4)........................................................             547,215
----------------------------------------------------------------------------------------------------
      Total Income..............................................................          29,724,660
----------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B)...........................................           1,166,297
    Reorganization Costs........................................................             353,817
    Shareholders' Reports.......................................................             335,021
    Administrative Fees (Note C)................................................             140,198
    Professional Fees...........................................................             122,020
    Shareholder Servicing Fees..................................................             102,884
    Custodian Fees..............................................................              99,668
    Directors' Fees and Expenses................................................              64,841
    Miscellaneous...............................................................               8,319
    Other.......................................................................             110,240
----------------------------------------------------------------------------------------------------
      Total Expenses............................................................           2,503,305
----------------------------------------------------------------------------------------------------
        Net Investment Income...................................................          27,221,355
----------------------------------------------------------------------------------------------------
REALIZED LOSS:
    Investments.................................................................         (59,944,917)
    Futures Contracts...........................................................             (48,008)
----------------------------------------------------------------------------------------------------
      Total Realized Loss.......................................................         (59,992,925)
----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION):
    Investments.................................................................          19,635,797
    Futures Contracts...........................................................             (43,609)
----------------------------------------------------------------------------------------------------
      Total Net Change in Unrealized Appreciation/(Depreciation)................          19,592,188
----------------------------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized Appreciation/(Depreciation)..........         (40,400,737)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................        $(13,179,382)
====================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                        Year Ended
                                                                                      December 31,         Year Ended
                                                                                              2001  December 31, 2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................      $ 27,221,355       $ 23,216,672
    Net Realized Loss on Investments and Futures Contracts......................       (59,992,925)        (5,032,052)
    Change in Unrealized Appreciation/(Depreciation) of Investments and Futures
     Contracts..................................................................        19,592,188        (48,839,274)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       (13,179,382)       (30,654,654)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................       (31,368,657)       (26,385,297)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Net Assets received in conjunction with Merger Agreement and Plan of
     Reorganization.............................................................        83,383,448                 --
---------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets.....................................        38,835,409        (57,039,951)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Year...........................................................       197,817,004        254,856,955
---------------------------------------------------------------------------------------------------------------------
    End of Year (Including distributions in excess of net investment income of
     ($2,666,920) and ($61,160), respectively.).................................      $236,652,413       $197,817,004
=====================================================================================================================

               FINANCIAL HIGHLIGHTS
                                                                             Year Ended December 31,
                                                    -------------------------------------------------------------------------
         PER SHARE OPERATING PERFORMANCE:            2001(1)      2000      1999        1998      1997      1996  1995SECTION
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR................     $5.70     $7.34     $7.77       $8.44     $8.12     $8.63      $8.05
-----------------------------------------------------------------------------------------------------------------------------
    Offering Costs................................        --        --        --          --        --     (0.02)        --
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income.........................      0.61+     0.67      0.75        0.71      0.69      0.75       0.86
    Net Realized and Unrealized Gain (Loss) on
     Investments..................................     (0.85)    (1.55)    (0.46)      (0.66)     0.39      0.18       0.48
-----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities............     (0.24)    (0.88)     0.29        0.05      1.08      0.93       1.34
-----------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income.........................     (0.72)    (0.76)    (0.72)      (0.72)    (0.76)    (0.90)     (0.76)
-----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to Shares Issued
 through Rights Offering..........................        --        --        --          --        --     (0.52)        --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR......................     $4.74     $5.70     $7.34       $7.77     $8.44     $8.12      $8.63
=============================================================================================================================
PER SHARE MARKET VALUE, END OF YEAR...............     $4.98     $5.56     $6.06       $7.56     $8.75     $7.63      $7.88
=============================================================================================================================
TOTAL INVESMENT RETURN:
    Net Asset Value (2)...........................     (6.04)%   (12.37)%     4.50%       0.47%    14.03%    10.59%*     17.41%
    Market Value..................................      1.15%     3.55%   (11.32)%      (5.68)%    25.90%    10.05%*     24.34%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
=============================================================================================================================
Net Assets, End of Year (Thousands)...............  $236,652  $197,817  $254,857    $269,507  $291,959  $280,634   $210,441
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets Including
 Expense Offsets..................................      1.07%     0.78%     0.78%       0.81%     0.84%     0.94%        --
Ratio of Expenses to Average Net Assets...........      1.07%     0.78%     0.78%       0.81%     0.84%     0.95%      0.92%
Ratio of Net Investment Income to Average Net
 Assets...........................................     11.66%    10.10%     9.90%       8.59%     8.47%     9.23%     10.22%
Portfolio Turnover Rate...........................      50.1%(3)     39.1%     43.5%       84.7%     97.7%     81.0%      44.1%
-----------------------------------------------------------------------------------------------------------------------------

               FINANCIAL HIGHLIGHTS
                                                      Year Ended December 31,
                                                    ----------------------------
         PER SHARE OPERATING PERFORMANCE:               1994      1993      1992
--------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR................     $9.00     $8.42     $8.28
--------------------------------------------------
    Offering Costs................................        --        --        --
--------------------------------------------------
Investment Activities:
    Net Investment Income.........................      0.83      0.91      0.89
    Net Realized and Unrealized Gain (Loss) on
     Investments..................................     (1.06)     0.57      0.08
--------------------------------------------------
      Total from Investment Activities............     (0.23)     1.48      0.97
--------------------------------------------------
Distributions:
    Net Investment Income.........................     (0.72)    (0.90)    (0.83)
--------------------------------------------------
Decrease in Net Asset Value due to Shares Issued
 through Rights Offering..........................        --        --        --
--------------------------------------------------
NET ASSET VALUE, END OF YEAR......................     $8.05     $9.00     $8.42
==================================================
PER SHARE MARKET VALUE, END OF YEAR...............     $7.00     $8.50     $8.38
==================================================
TOTAL INVESMENT RETURN:
    Net Asset Value (2)...........................     (2.67)%    18.47%    11.95%
    Market Value..................................     (9.48)%    12.46%    12.09%
==================================================
RATIOS AND SUPPLEMENTAL DATA:
==================================================
Net Assets, End of Year (Thousands)...............  $196,379  $219,355  $203,846
--------------------------------------------------
Ratio of Expenses to Average Net Assets Including
 Expense Offsets..................................        --        --        --
Ratio of Expenses to Average Net Assets...........      0.83%     0.88%     0.86%
Ratio of Net Investment Income to Average Net
 Assets...........................................      9.75%    10.34%    10.38%
Portfolio Turnover Rate...........................      70.6%    117.5%    115.2%
--------------------------------------------------

      * Adjusted for Rights Offering.
Section Credit Suisse Asset Management, LLC, formerly known as BEA
        Associates replaced CS First Boston Investment Management as the Fund's investment adviser effective June 13, 1995.
      + Calculated using the average share method.
    (1) As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $.004, an increase to net realized and unrealized gains and losses per share by $.004 and a decrease to the net ratio of net investment income to average net assets from 11.73% to 11.66%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
    (2) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each Year, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.
    (3) Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculation.

        Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

------------

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investment primarily in debt securities.

On May 14, 2001, the Fund acquired substantially all of the assets and assumed the liabilities of Credit Suisse Asset Management Strategic Global Income
Fund, Inc. ("CGF"). Pursuant to the terms of the agreement governing the acquisition, the CGF shareholders, for each share of common stock of CGF held, became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the Fund and CGF as of May 11, 2001 ($5.49 and $6.96, respectively), the conversion ratio was 1.2681 shares of the Fund for each share of CGF. Cash was paid in lieu of fractional shares. Net assets of the Fund and CGF as of the acquisition date were $190,522,544 and $83,383,448, including unrealized depreciation of $71,252,968 and $16,668,823, respectively. Total net assets immediately after the acquisition were $273,905,992. Based upon the opinion of Fund counsel, the acquisition qualified as a tax-free reorganization for Federal income tax purposes, with no gain or loss recognized by the Fund, CGF or their shareholders.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the most recent bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository. If the underlying securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller; collectibility of such claims may be limited. As of December 31, 2001, the Fund had no such agreements.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

5. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

6. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gains distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to timing of the recognition of defaulted bond interest.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and paid in capital. Distributions in the Statement of Changes in Net Assets are considered ordinary income for tax purposes.

7. FUTURES CONTRACTS: The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to make a deposit of initial margin with its broker in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At December 31, 2001, the Fund had the following open futures contracts:

                                 NUMBER                                          UNREALIZED
                                   OF      EXPIRATION   CONTRACT    CONTRACT   APPRECIATION/
      FUTURES CONTRACTS         CONTRACTS     DATE       AMOUNT      VALUE     (DEPRECIATION)
------------------------------  ---------  ----------  ----------  ----------  --------------
U.S. Treasury 5 Year
 Note Futures                          5   3/19/02     $  531,406  $  529,141     $ (2,265)
U.S. Treasury Long Bond
 Futures                              21   3/19/02      2,173,500   2,132,156      (41,344)
                                  ------               ----------  ----------     --------
                                      26               $2,704,906  $2,661,297     $(43,609)
                                  ======               ==========  ==========     ========

8. CHANGE IN ACCOUNTING PRINCIPLE: As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premiums on debt securities. Prior to January 1, 2001 the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $500,101 reduction in the cost of the securities, $500,101 increase in net unrealized appreciation (depreciation), and a corresponding $500,101 decrease to undistributed net investment income, based on securities held by the Fund on January 1, 2001.

   The effect of this change for the year ended December 31, 2001 was a decrease to net investment income by $163,748, a decrease to net unrealized appreciation (depreciation) by $139,796, an increase to net realized gains and losses by $303,544. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

B. Credit Suisse Asset Management, LLC, the Fund's investment adviser, is an indirect wholly owned subsidiary of Credit Suisse Group ("CSG"). Credit Suisse Asset Management ("CSAM") is the institutional asset-management and mutual fund arm of CSG. As of September 30, 2001, CSAM managed over $75 billion in the U.S. and together with its global affiliates, manages assets of over $268 billion in 14 countries. Credit Suisse Funds is the U.S. mutual fund family of CSAM. Under the Advisory Agreement, the adviser is paid a fee computed weekly and paid quarterly, calculated at .50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets, effective as of the CGF acquisition. Prior thereto, the fee was based solely on average weekly net assets.

C. Brown Brothers Harriman & Co. ("BBH&Co."), provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

Fleet National Bank provides transfer agent services to the Fund. Under the Transfer Agent Agreement, Fleet National Bank is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by Fleet National Bank.

D. Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $139,942,833 and $146,898,888 respectively, for the year ended December 31, 2001. Purchases and sales of U.S. government and government agency securities aggregated $1,408,467 and $3,273,955 respectively, for the year ended December 31, 2001.

E. At December 31, 2001, the cost of investments for Federal income tax purposes was $303,008,834. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $73,316,275 of which $11,690,833 related to appreciated securities and $85,007,108 related to depreciated securities.

At December 31, 2001, the Fund had a capital loss carryforward of $68,033,678 available to offset future capital gains of which $2,261,380, $3,565,110, $9,512,339, $2,335,946, and $50,358,903 will expire on December 31, 2003, 2006, 2007, 2008 and 2009, respectively.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from November 1, 2001 to December 31, 2001 the Fund incurred and elected to defer until January 1, 2002 for U.S. Federal income tax purposes a currency loss of $2,256 and a net capital loss of $19,409,812.

As of December 31, 2001 the components of distributable earnings (excluding unrealized appreciation/depreciation) consisted of ($2,003,073) and ($88,043,066) in undistributed ordinary income and undistributed long-term capital loss carryforward, respectively.

These differences between book basis and the tax basis primarily relate to timing of the recognition of income and gains for Federal income purposes.

F. At December 31, 2001, 86.5% of the Fund's net assets were comprised of high yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At December 31, 2001, 14.5% of the Fund's net assets were comprised of foreign currency denominated fixed income securities. Changes in currency exchange rates will affect the value and net investment income from such securities.

G. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the year ended December 31, 2001.

H. The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

I. Through June 19, 2001, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

Effective June 20, 2001, the Fund, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

At December 31, 2001 and during the period ended, the Fund had no borrowings under either credit facility.

REPORT OF INDEPENDENT ACCOUNTANTS

----------

To the Shareholders and Board of Directors of Credit Suisse Asset Management Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Asset Management Income Fund, Inc. (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
February 22, 2002

ADDITIONAL INFORMATION

----------

Additional Federal Tax Information
(unaudited)

The percentage of ordinary income dividends paid by the Fund during the year ended December 31, 2001, which qualify for the Dividends Received Deduction available to corporate shareholders was 1.65%.

    In January, 2002, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2001. Shareholders should use the information on Form 1099 for their income tax returns.

    Please consult your Tax Advisor if you have any questions concerning the above information.

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

   An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

   A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

   The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

   The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

   Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

   If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

   Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

   A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

   Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

   All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

   A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

   The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

   The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

   While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

   Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

GENERAL INFORMATION (unaudited)

----------
   The Fund is organized as a Maryland corporation. On July 27, 2001 the Fund's Board of Directors adopted Articles Supplementary to the Fund's Articles of Incorporation that are consistent with Title 3, Subtitle 8 of Maryland's General Corporate Law ("MGCL"). The Articles Supplementary provide that: (1) the Board be divided into three classes with staggered terms that expire at the 2002, 2003 and 2004 annual meetings, respectively: Class I--consisting of two current directors, James S. Pasman, Jr. and William W. Priest, Jr.,
Class II--consisting of one current director, Lawrence J. Fox, and Class III--consisting of one current director, Enrique R. Arzac; (2) Directors may only be removed for cause by a two-thirds vote of shareholders; and (3) the Directors can set the numbers of Directors and fill Board vacancies for the remain-der of the class term (whether or not the term extends beyond the next annual meeting of shareholders). In addition, the Board adopted corresponding amendments to the Fund's By-Laws. This modification was made to more closely align the Fund's corporate governance structure with that of Credit Suisse High Yield Bond Fund, another closed-end registered investment management company whose Board of Trustees comprises substantially the same individuals who serve as Directors of the Fund. The Fund's Articles and By-Laws are on file with the SEC and are accessible through the SEC's website (www.sec.gov) or may be obtained from the Secretary of the Fund upon request.

INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                           POSITION(S)       TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS             HELD            AND LENGTH      PRINCIPAL OCCUPATION(S)     OVERSEEN BY
        AND AGE             WITH FUND        OF TIME SERVED    DURING PAST FIVE YEARS        DIRECTOR
Independent Directors

Enrique R. Arzac         Director           Since 1990;        Professor of Finance             8
Columbia University                         current term ends  and Economics, Graduate
Graduate School of                          at the 2004        School of Business,
Business                                    annual meeting     Columbia University
New York, NY 10027                                             (1971-- Present).
Age: 60

Lawrence J. Fox          Director           Since 1990;        Partner of Drinker               3
One Logan Square                            current term ends  Biddle & Reath (since
18th & Cherry Streets                       at the 2003        1976); Former Managing
Philadelphia, PA 19103                      annual meeting     Partner of Drinker
Age: 58                                                        Biddle & Reath (1991--
                                                               1998).

James S. Pasman, Jr.     Director           Since Fund         Currently retired;               61
29 The Trillium                             Inception;         President and Chief
Pittsburgh,                                 current term ends  Operating Officer of
Pennsylvania 15238                          at the 2002        National
Age: 70                                     annual meeting     InterGroup, Inc. from
                                                               April 1989 to March
                                                               1991; Chairman of
                                                               Permian Oil Co. from
                                                               April 1989 to March
                                                               1991.

Interested Director

William W. Priest,       Director           Since 1997;        Senior Partner and Fund          66
Jr.(1)                                      current term ends  Manager, Steinberg
Steinberg Priest                            at the 2002        Priest Capital
Capital Management                          annual meeting     Management since March
12 East 49th Street                                            2001; Chairman and
12th Floor                                                     Managing Director of
New York, NY 10017                                             CSAM from 2000 to
Age: 60                                                        February 2001, Chief
                                                               Executive Officer and
                                                               Managing Director of
                                                               CSAM from 1990 to 2000.

Officers of the Fund(2)

Leland Crabbe            Investment            Since 2001      Director of CSAM                N/A
466 Lexington Avenue     Officer                               (1999--present);
New York, NY 10017                                             Managing Director of
Age: 40                                                        Cigna Investments
                                                               (1998--1999); Director
                                                               of CSAM (1998).


     NAME, ADDRESS         OTHER DIRECTORSHIPS
        AND AGE              HELD BY DIRECTOR
Independent Directors
Enrique R. Arzac         Director of The
Columbia University      Brazilian Equity Fund,
Graduate School of       Inc.; The Chile Fund,
Business                 Inc.; The Emerging
New York, NY 10027       Markets
Age: 60                  Telecommunications Fund,
                         Inc.; The First Israel
                         Fund, Inc.; The Latin
                         American Equity Fund,
                         Inc.; The Indonesia
                         Fund, Inc.; Trustee of
                         Credit Suisse High Yield
                         Bond Fund; The Adams
                         Express Company; and
                         Petroleum and Resources
                         Corporation.
Lawrence J. Fox          Director of The
One Logan Square         Indonesia Fund, Inc.;
18th & Cherry Streets    and Trustee of Credit
Philadelphia, PA 19103   Suisse High Yield Bond
Age: 58                  Fund.
James S. Pasman, Jr.     Trustee of Credit Suisse
29 The Trillium          High Yield Bond Fund;
Pittsburgh,              Director of Education
Pennsylvania 15238       Management Corp., Tyco
Age: 70                  International Ltd.;
                         Trustee, Deutsche VIT
                         Funds. Director/Trustee
                         of Credit Suisse Funds.
Interested Director
William W. Priest,       Director of The
Jr.(1)                   Brazilian Equity Fund,
Steinberg Priest         Inc.; The Chile Fund,
Capital Management       Inc.; The Emerging
12 East 49th Street      Markets
12th Floor               Telecommunications Fund,
New York, NY 10017       Inc.; The First Israel
Age: 60                  Fund, Inc.; The Latin
                         Ameircan Equity Fund,
                         Inc.; The Indonesia
                         Fund, Inc.;
                         Director/Trustee of
                         Credit Suisse Funds.
Officers of the Fund(2)
Leland Crabbe                      N/A
466 Lexington Avenue
New York, NY 10017
Age: 40

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                           POSITION(S)       TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS             HELD            AND LENGTH      PRINCIPAL OCCUPATION(S)     OVERSEEN BY
        AND AGE             WITH FUND        OF TIME SERVED    DURING PAST FIVE YEARS        DIRECTOR
Hal Liebes               Senior Vice           Since 1996      Managing Director and           N/A
466 Lexington Avenue     President                             General Counsel of CSAM
New York, NY 10017                                             (12/99--present);
Age: 37                                                        Director and General
                                                               Counsel of CSAM
                                                               (3/97--12/99); Vice
                                                               President and Counsel
                                                               of Lehman Brothers,
                                                               Inc. (6/96--3/97); Vice
                                                               President and Legal
                                                               Counsel of CSAM
                                                               (6/95--6/96).

Richard J. Lindquist     President and         Since 1996      Managing Director of            N/A
466 Lexington Avenue     Chief Investment                      CSAM (4/95--Present).
New York, NY 10017       Officer
Age: 41

Michael A. Pignataro     Chief Financial       Since 1995      Director of CSAM                N/A
466 Lexington Avenue     Officer, Vice                         (1/01--present); Vice
New York, NY 10017       President and                         President of CSAM
Age: 42                  Secretary                             (12/95--12/00).

(1) Mr. Priest is a Director who is an interested person of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2000.
(2) The officers of the Fund shown are officers that make policy decisions.


     NAME, ADDRESS         OTHER DIRECTORSHIPS
        AND AGE              HELD BY DIRECTOR
Hal Liebes                         N/A
466 Lexington Avenue
New York, NY 10017
Age: 37

Richard J. Lindquist               N/A
466 Lexington Avenue
New York, NY 10017
Age: 41
Michael A. Pignataro               N/A
466 Lexington Avenue
New York, NY 10017
Age: 42
(1) Mr. Priest is a Dir
    he was an officer o
(2) The officers of the

             SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                               AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                            THREE MONTHS ENDED
                                ---------------------------------------------------------------------------
                                 MARCH 31, 2001    JUNE 30, 2001   SEPTEMBER 30, 2001    DECEMBER 31, 2001
                                ----------------  ---------------  -------------------  -------------------
Investment Income.............  $ 5,987   $0.17   $ 7,540  $ 0.14   $7,707     $0.15     $8.491     $0.19
Net Investment Income.........    5,574    0.16     6,763    0.13    7,066      0.14      7,818      0.18
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation)
 on Investments and Foreign
 Currency.....................     (181)  (0.01)  (13,061)  (0.27) (26,639)    (0.53)      (520)    (0.01)
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations...................    5,393    0.15    (6,298)  (0.14) (19,573)    (0.39)     7,299      0.16

                                 MARCH 31, 2000    JUNE 30, 2000   SEPTEMBER 30, 2000    DECEMBER 31, 2000
                                ----------------  ---------------  -------------------  -------------------
Investment Income.............  $ 6,316   $0.18   $ 6,148  $ 0.18   $5,854     $0.17     $6,699     $0.19
Net Investment Income.........    5,818    0.17     5,676    0.16    5,396      0.16      6,326      0.18
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation)
 on Investments and Foreign
 Currency.....................   (8,644)  (0.25)  (10,527)  (0.30) (11,957)    (0.34)   (22,743)    (0.66)
Net Decrease in Net Assets
 Resulting from Operations....   (2,826)  (0.08)   (4,851)  (0.14)  (6,561)    (0.19)   (16,417)    (0.47)

                         SUPPLEMENTAL PROXY INFORMATION

The Annual Meeting of the Stockholders of the Credit Suisse Asset Management Income Fund, Inc. was held on Tuesday, May 1, 2001 at the offices of Credit Suisse Asset Management, LLC 466 Lexington Avenue, New York City. The following is a summary of each proposal presented and the total number of shares voted:

                                                                       VOTES       VOTES
PROPOSAL                                                 VOTES FOR    AGAINST    ABSTAINED
--------                                                 ----------  ----------  ----------
1.        Approval of the Agreement and Plan of
          Reorganization :                               17,858,542    885,238     507,535

                                                                       VOTES       VOTES
                                                         VOTES FOR    AGAINST    ABSTAINED
                                                         ----------  ----------  ----------
2.        Approval of the new investment advisory
          agreement:                                     17,848,863    828,459    573,992

                                                         VOTES FOR   VOTES WITHHELD
                                                         ----------  --------------
3.        To elect the following five Directors:
          Enrique R. Arzac                               31,417,558       767,193
          Lawrence J. Fox                                31,449,379       735,372
          James P. McCaughan*                            31,431,547       753,204
          James S. Pasman, Jr.                           31,424,199       760,552
          William W. Priest, Jr.                         31,425,187       759,564

* Resigned effective February 22, 2002.

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
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